IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Market Risk [line items]
Total VaR (one-day measure)	$ 10.1	$ 8.7	$ 7.2
Stressed total VaR (one-day measure)	32.5	30.6	27.2
IRC (one-year measure)	125.0	142.8	219.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.4	13.1	10.3
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	5.4	9.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2	3.9	3.3
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	2.2	1.1
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	4.5	1.1
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	2.7	3.5
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(8.7)	(23.1)	(21.5)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	10.3
Stressed total VaR (one-day measure)	44.5
IRC (one-year measure)	151.3
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.8
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.2
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	6.6
Stressed total VaR (one-day measure)	16.1
IRC (one-year measure)	115.2
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.7
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.1	9.0	6.8	$ 8.5	$ 7.3
Stressed total VaR (one-day measure)	26.6	33.2	26.2	30.0	26.6
IRC (one-year measure)	133.3	142.7	199.2	138.1	185.9
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.9	9.6	7.5	8.3	7.1
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	8.1	8.9	5.3	8.5
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3	4.8	3.7	4.6	3.5
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	2.1	1.2	1.9	1.4
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7	3.1	3.1	2.9	3.1
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2	2.5	3.5	2.4	3.3
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (12.1)	$ (21.2)	$ (21.1)	$ (16.9)	$ (19.6)